UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment           [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Brinson Trust Company
Address:      209 South LaSalle
              Chicago, Il 60604

13F File Number:   28-3900

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK F. KEMPER
Title:       ASSISTANT SECRETARY
Phone:       312-220-7138

Signature, Place, and Date of Signing:


/s/ MARK F. KEMPER   CHICAGO, IL   November 14, 2000

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT

[X]    13F NOTICE

[ ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number                     Name

28-2682                                  Brinson Partners, Inc.